Notes Payable - Note Payable - Bank (Details) (USD $)	0 Months Ended
	Jul. 15, 2008	May 12, 2011
Debt Instrument [Line Items]
Debt instrument, frequency of periodic payment (in months)	thirty-six
Warrants issued to purchase shares under the notes payable (warrants)	1,108
Total warrants issued to purchse shares under the notes payable (warrants)	3,324
Issuance of replacement warrants to purchase shares of common stock (shares)		84
Exercise price of replacement warrants (per share)		$ 8.16
Series A Common Stock [Member]
Debt Instrument [Line Items]
Initial warrants issued to purchase shares of common stock (shares)	2,216
Exercise price of shares purchased (per share)	$ 0.2039
Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, face amount (in dollars)	$ 1,000,000
Debt instrument, interest rate, stated percentage (percentage)	8.00%
Debt instrument, periodic payment, principal	$ 333,333